Summary Prospectus, Prospectus and
Statement of Additional Information Supplement

March 16, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund, Inc.
Summary Prospectuses, Prospectuses and Statement of Additional Information Supplement dated April 30, 2021

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
China Equity Portfolio
Counterpoint Global Portfolio
Developing Opportunity Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Global Insight Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
Permanence Portfolio
U.S. Real Estate Portfolio
U.S. Core Portfolio

The following changes will take effect on April 29, 2022:

•  Class IS shares of the Funds will be renamed Class R6 shares;

•  The minimum initial investment amount for Class I shares of the Funds will be reduced to $1 million;

•  The minimum initial investment amount for Class R6 shares of the Funds will be reduced to $5 million;

•  The contingent deferred sales charge holding period for Class A shares of the Funds that are not subject to any sales charges at the time of purchase will be reduced to 12 months after purchase; and

•  The dollar amount at which investors may qualify for a sales charge discount for Class A shares of a Fund will be increased to $50,000. Accordingly, the cumulative net asset value per share of Class A shares of a Fund being purchased in a single transaction (together with other shares of Morgan Stanley Funds), as described in the section "Fees and Expenses" in the Summary Prospectus and "Fund Summary—Fees and Expenses" section in the Prospectus, at which investors may qualify for a sales charge discount will be $50,000 or more. In addition, the front-end sales charge schedule for Class A shares of the Funds as well as the dealer commission as a percentage of offering price schedule will be amended as follows:

	Front-End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested	Dealer Commission as a Percentage of Public Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.50%
$1 million and over*	0.00%	0.00%	0.00%

*  The Distributor may pay a commission of up to 1.00% to a Financial Intermediary for purchase amount of $1 million or more.

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund, Inc.
Summary Prospectuses, Prospectuses and Statement of Additional Information Supplement dated June 11, 2021

Global Insight Portfolio (Class IS)

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund, Inc.
Summary Prospectuses, Prospectuses and Statement of Additional Information Supplement dated June 30, 2021 as amended August 16, 2021

Next Gen Emerging Markets Portfolio

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund, Inc.
Summary Prospectuses, Prospectuses and Statement of Additional Information Supplement dated July 14, 2021

Global Focus Real Estate Portfolio

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund, Inc.
Summary Prospectuses, Prospectuses and Statement of Additional Information Supplement dated August 31, 2021

Multi-Asset Real Return Portfolio

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund, Inc.
Summary Prospectuses, Prospectuses and Statement of Additional Information Supplement dated September 13, 2021

U.S. Focus Real Estate Portfolio

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund, Inc.|
Summary Prospectuses, Prospectuses and Statement of Additional Information Supplement dated December 21, 2021

Vitality Portfolio

Please retain this supplement for future reference.

  IFIHARMSUMPROSAISPT 3/22